Cover	May 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2025
Entity File Number	001-38172
Entity Registrant Name	FREIGHT TECHNOLOGIES, INC.
Entity Central Index Key	0001687542
Entity Tax Identification Number	87-2792157
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(773)
Local Phone Number	905-5076
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	FRGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false